Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
	License and Knowhow
	2022	2021
Cost
Balance as of January 1,	1,538	1,538
Additions	-	-
Balance as of December 31,	1,538	1,538
Accumulated Amortization
Balance as of January 1,	1,241	1,175
Additions	66	66
Balance as of December 31,	1,307	1,241
Amortized cost
Balance as of December 31,	231	297